Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Text Block [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments - marketable equity securities	$25,681,848	—	$25,681,848	—

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments - marketable equity securities	$38,858,216	—	$38,858,216	—